UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
MUNICIPAL BONDS AND NOTES (90.4%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (5.8%)

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA	$50,000	$57,033

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	51,818

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
U.S. Govt. Coll., 5s, 7/1/24 (Prerefunded 7/1/20)	Aa1	70,000	82,089
4 1/4s, 7/1/19	Aa1	70,000	77,988

AZ State Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s, 10/1/24	Aaa	100,000	126,782

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5s, 1/1/26	AA+	100,000	126,746

Gilbert, Sub. Lien Sales Tax Pledged Oblig. Rev. Bonds, 5s, 7/1/25	AA+	100,000	124,831

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	87,991

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	AA-	100,000	116,576

Salt River, Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	75,000	91,331

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
5s, 7/1/25	AAA	100,000	124,643
5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	25,386

			1,093,214
California (12.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	AA-	75,000	89,927
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB+/F	50,000	59,232

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/24	A3	25,000	30,584
5s, 10/1/21	A3	25,000	29,961

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	AA-	100,000	115,147

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	A-	50,000	51,823

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa2	50,000	50,319

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	42,668
4s, 10/1/20	A2	60,000	65,777

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (4/1/16) (Republic Svcs., Inc.), 0.45s, 9/1/21	BBB+	100,000	100,000

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A1	100,000	115,923
(Regents U.), Ser. C, FNMA Coll., FHLMC Coll., NATL, 4s, 9/1/20 (Escrowed to maturity)	Aaa	30,000	34,201

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	Aa3	100,000	103,141

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	117,462

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	A-	25,000	26,159

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A1	100,000	119,426

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5s, 9/1/28	AA	100,000	117,362

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 5s, 5/15/25	AA	100,000	123,484

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	85,244

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	30,952

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5 1/2s, 8/1/23	BBB/P	75,000	91,019

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5s, 8/15/29	AA-	100,000	119,826

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
5s, 7/1/30	AA-	100,000	121,424
(Cosumnes), NATL, 5s, 7/1/18 (Prerefunded 7/1/16)	A3	20,000	20,304

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	58,288

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA	50,000	45,878

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A+	40,000	46,516

Western CA, Muni. Wtr. Dist. Fac. Auth. Mandatory Put Bonds (10/1/20) , Ser. A, 1 1/2s, 10/1/39	AA+	300,000	301,361

			2,313,408
Colorado (1.9%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 12/1/22	Baa1	75,000	85,822

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	80,531
5s, 11/15/20	A1	30,000	34,733

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	80,000	88,355

Park Creek, Metro. Dist. Tax Allocation Bond (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/25	BBB/F	50,000	60,894

			350,335
Connecticut (1.0%)

CT State Special Tax Oblig. Rev. Bonds (Trans. Infrastructure), Ser. B , 5s, 8/1/25	AA	150,000	189,749

			189,749
Florida (3.6%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	48,264

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A , 5s, 10/1/25	A1	100,000	121,555

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	A3	100,000	108,589

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA	75,000	90,036

FL State Board of Ed. G.O. Bonds, Ser. B, 5s, 6/1/21	AAA	25,000	29,282

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	57,336

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	27,620

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	30,806

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A2	50,000	60,392

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	68,431

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	41,951

			684,262
Hawaii (0.4%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	30,812
Ser. F, 5s, 9/1/17	Aa1	50,000	53,369

			84,181
Illinois (6.0%)

Chicago, G.O. Bonds, Ser. A, 4s, 1/1/24	BBB+	75,000	71,402

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5 1/4s, 1/1/27	A2	100,000	117,023
Ser. C, 5s, 1/1/23	A	100,000	117,728
Ser. A, 5s, 1/1/22	A2	75,000	87,632

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5 1/2s, 1/1/17	AA-	75,000	77,742
Ser. C, 5s, 1/1/26	A	50,000	57,369

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	AA+	70,000	72,386
Ser. A, 5s, 12/1/21	AAA	25,000	29,722
Ser. B, 5s, 12/1/21	AAA	75,000	89,167

IL State G.O. Bonds, 5s, 7/1/23	A-	50,000	56,044

IL State Toll Hwy. Auth. Rev. Bonds
Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	AA	150,000	152,288
Ser. D, 5s, 1/1/24	Aa3	100,000	122,365

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	23,394
5 1/4s, 6/1/20	A	50,000	57,260

			1,131,522
Indiana (0.6%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22) (BP Products North America, Inc.), 5s, 11/1/45	A2	100,000	116,584

			116,584
Maryland (4.3%)

Anne Arundel Cnty., G.O. Bonds (Cons. Gen. Impt.), 5s, 4/1/25	AAA	150,000	190,752

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	100,000	100,799

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	30,000	34,485

MD State G.O. Bonds (1st Local Fac. Loan), Ser. C, 5s, 8/1/21	Aaa	100,000	120,607

MD State Dept. of Trans. Cons. Rev. Bonds (3rd Issue), 4s, 12/15/24	AAA	200,000	235,152

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Edenwald Issue), 5s, 1/1/25	BBB/F	100,000	116,333

			798,128
Massachusetts (3.8%)

MA State G.O. Bonds (Cons. Loan), Ser. C, 5s, 7/1/22	Aa1	125,000	142,205

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	120,276

MA State Dev. Fin. Agcy. Rev. Bonds
(MCPHS U.), Ser. H, 5s, 7/1/24	AA-	25,000	30,748
(MA College Pharmacy Allied), Ser. E, AGM, 5s, 7/1/17 (Escrowed to maturity)	AA	25,000	26,477
(MA College of Pharmacy & Allied Hlth. Science), 4s, 7/1/22	AA-	60,000	68,944

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,026

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	Aa3	50,000	52,458
4s, 7/1/19	Aa3	15,000	16,526

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa2	75,000	79,491

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	69,692

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5 1/8s, 1/1/23 (Escrowed to maturity)	Aaa	50,000	60,732

			717,575
Michigan (4.4%)

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5s, 5/1/24	AA-	100,000	122,737

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	54,759
4s, 7/1/18	Aa3	50,000	53,502

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	60,019

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/26	BBB+	50,000	59,927
(Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	50,647

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	76,930

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A3	65,000	72,808

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5s, 5/1/25	AA-	100,000	124,051

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/22	AA	100,000	119,806

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	37,579

			832,765
Minnesota (3.5%)

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 4.4s, 7/1/25	BB+	50,000	52,859

Jordan, School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 4s, 2/1/25	Aa2	90,000	102,938

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	78,204

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A+	20,000	22,851
Ser. C, 3s, 1/1/17	A+	20,000	20,407

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23	A2	75,000	91,336

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5s, 3/1/23(FWC)	Aaa	150,000	185,748

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4s, 1/1/19	Aa3	100,000	108,958

			663,301
Mississippi (1.2%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	115,496

U. of Southern MS Rev. Bonds, Ser. A, AGM, 5s, 3/1/22 (Prerefunded 3/1/16)	Aa2	100,000	100,000

			215,496
Missouri (0.6%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	111,513

			111,513
Nebraska (0.5%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/19	A1	75,000	83,946

			83,946
Nevada (1.3%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa3	150,000	156,774

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BBB-/P	20,000	22,652

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	64,496

			243,922
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	27,865

			27,865
New Jersey (5.0%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	122,265

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	A2	65,000	73,559

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A3	145,000	161,659

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	53,001
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	50,731

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5s, 7/1/25	AA	100,000	120,590
5s, 9/15/23	A3	75,000	83,548
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	27,986
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	25,751
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	A3	15,000	16,714
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	64,187

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	117,719

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A3	25,000	27,480

			945,190
New York (9.1%)

New York, G.O. Bonds, Ser. C-1, U.S. Govt. Coll., 5s, 10/1/18 (Prerefunded 10/1/17)	Aa2	25,000	26,749

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	107,613

Niagara Falls, Bridge Comm. Rev. Bonds (Bridge Syst.), Ser. A, 5s, 10/1/25	A+	100,000	123,161

NY City, G.O. Bonds, Ser. H, 4s, 3/1/23	Aa2	95,000	109,894

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	AA+	25,000	25,475

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	Aa1	35,000	35,481
Ser. EE, U.S. Govt. Coll., 5s, 6/15/16 (Escrowed to maturity)	Aa1	30,000	30,402

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 5s, 11/1/23	AAA	150,000	186,387

NY State Dorm Auth. Personal Income Tax Rev. Bonds (Hlth. Care), Ser. A, 5s, 3/15/21	AAA	100,000	112,690

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A3	25,000	27,843

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5s, 7/1/17	A2	30,000	31,702

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5s, 3/15/24	AAA	100,000	124,511

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	54,158

NY State Thruway Auth. 2nd Gen. Hwy. & Bridge Trust Fund Rev. Bonds, Ser. B, 5s, 4/1/21	AA	100,000	110,938

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	151,245
Ser. B, 5s, 1/1/18	AA	25,000	27,020

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	109,776

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA	25,000	26,384

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/25	Aa3	125,000	158,795
Ser. B, 5s, 11/15/23	Aa3	60,000	73,681

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	55,208

			1,709,113
North Carolina (0.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22 (Escrowed to maturity)	AA	50,000	63,534

			63,534
Ohio (3.8%)

Columbus, Swr. Rev. Bonds, 5s, 6/1/24	Aa1	100,000	125,721

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	53,696

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5s, 8/15/18	A3	50,000	54,409

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	57,720

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	61,379
5s, 2/1/22	Aa1	25,000	30,050

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	100,000	103,370

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5s, 1/15/31(FWC)	A2	100,000	117,412

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	118,094

			721,851
Oregon (0.3%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	52,861

			52,861
Pennsylvania (6.8%)

Chester Cnty., G.O. Bonds, 5s, 7/15/22(FWC)	Aaa	200,000	245,628

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	101,493

Cumberland Cnty., Muni. Auth. Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	27,222

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/30	Baa3	40,000	43,738

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	40,954

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	32,383

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	A-	25,000	27,695
5s, 7/1/18	A-	25,000	27,018

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	28,223

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	Aa3	30,000	33,359

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of PA), Ser. A, U.S. Govt. Coll., 5s, 9/1/19 Escrowed to Maturity	AA+	100,000	114,370

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	104,322

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation)
5 1/4s, 3/1/20	A1	25,000	28,779
Ser. A, BAM, 5s, 6/15/28	AA	50,000	58,879

PA State Tpk. Comm. Rev. Bonds, Ser. B, 5s, 12/1/25	A1	100,000	123,742

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5s, 12/1/23	A+	100,000	119,677

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA	55,000	63,440

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5s, 7/1/25	BBB-/F	50,000	55,881

			1,276,803
Texas (8.3%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5s, 8/15/26	AAA	100,000	120,201

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	75,000	80,215

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/18	Aaa	100,000	108,578

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	85,388

Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds, PSFG, 4 1/4s, 2/15/21	Aaa	100,000	103,278

Houston, Util. Syst. Rev. Bonds, Ser. B, 5s, 11/15/24(FWC)	Aa2	250,000	312,915

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	80,000	86,862

Tomball, Indep. School Dist. G.O. Bonds, PSFG, 5s, 2/15/25	AAA	100,000	126,059

TX A&M U. Board of Regents Rev. Bonds, Ser. B, 4s, 5/15/24	Aaa	100,000	116,777

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	100,400

TX State Trans. Comm. Rev. Bonds (1st Tier), Ser. A, 5s, 4/1/25	Aaa	100,000	123,956

TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 5s, 10/15/25	AAA	150,000	191,753

			1,556,382
Vermont (0.8%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 5s, 12/1/25	A3	125,000	154,185

			154,185
Virginia (1.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	60,000	67,270

VA State G.O. Bonds, Ser. B, 5s, 6/1/26	Aaa	200,000	254,664

			321,934
Washington (2.4%)

King Cnty., Wtr & Swr. Rev. Bonds, Ser. B, 5s, 1/1/25	AA+	100,000	123,758

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	117,651

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	164,102

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	43,457

			448,968
Wisconsin (0.5%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/29	AA+	75,000	89,987

			89,987
TOTAL INVESTMENTS

Total investments (cost $16,514,089)(b)			$16,998,574

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,811,428.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $16,514,089, resulting in gross unrealized appreciation and depreciation of $503,926 and $19,441, respectively, or net unrealized appreciation of $484,485.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	18.1%
	Transportation	12.7
	Local debt	12.4
	State debt	11.2
	Health care	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$16,998,574	$—

Totals by level	$—	$16,998,574	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016